Financial risk management - Summary of Default Risk and Expected Credit Losses (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amounts	€ 101.9	€ 131.1
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amounts	30.8	25.8	€ 22.0
Value adjustment	(4.6)	(4.2)	€ (1.6)
Trade receivables | Low risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amounts	23.8	19.7
Value adjustment	(2.5)	(2.8)
Trade receivables | Medium risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amounts	7.0	6.1
Value adjustment	€ (2.2)	€ (1.4)